EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Exploration And Evaluation Assets [Line Items]
Impairment loss			$ 18,787,830
Loan, interest rate					18.00%
Incidental revenues		$ 344,959	2,193,400
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Impairment loss			10,621,366
Incidental revenues		0	0
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Impairment loss			8,166,464
Incidental revenues		$ 0	0
Ngayu [Member] | Makapela property [Member]
Exploration And Evaluation Assets [Line Items]
Proceeds from sale of properties			10,000,000
Adumbi Mining S.A. [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary		84.68%
Minority interest of partners		15.32%
Loan, interest rate		5.00%
Description of current commitments or intentions to provide support to subsidiary		Within thirty days of the receipt of a bankable feasibility study, the minority partners may collectively elect to exchange their equity participation for either a 2% net smelter royalty, or a 1% net smelter royalty plus an amount equal to 2 Euros per ounce of proven mineral reserves.
Adumbi Mining S.A. [Member] | Government of Congo [Member]
Exploration And Evaluation Assets [Line Items]
Minority interest of partners		10.00%
Kilo Isiro Atlantic Ltd [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Isiro (Jersey) Limited [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
KGL Isiro SARL [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ding Sheng Services S.A.R.L. ("Ding Sheng") [Member]
Exploration And Evaluation Assets [Line Items]
Non-refundable fee		$ 250,000		$ 250,000
Rate of future revenues		25.00%
Consideration received for award of lease				750,000
Advances to be applied against future revenues				$ 500,000
Incidental revenues		$ 344,959	$ 2,193,400